Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Segment information

Note 22 – Segment information

The Company’s CODM has been identified as its CEO, who reviews the financial results when making decisions about allocating resources and assessing performance separately of four business segments as below:

●	trucking business, conducted by Mingzhu and its subsidiaries and Feipeng BVI, its subsidiaries and its VIEs;

●	car owner services business, conducted by Yinhua, its subsidiaries and its VIEs

●	liquor distribution business, conducted by Alliance BVI, its subsidiaries and its VIEs and therefore, the Company has four reportable segments. The Company’s long-lived assets are substantially all located in the PRC and all of the Company’s revenues are derived from the PRC.

The acquisition of Cheyi BVI, Yinhua, Alliance BVI, Feipeng BVI was completed on December 29, 2021, March 14, 2022, May 26, 2024 and December 20, 2022, in accordance with the ASC-805, the Company only is able to account the revenue generated by Cheyi BVI, Yinhua, Feipeng BVI, Alliance BVI and their subsidiaries after the acquisition is completed. The Company had carefully evaluated the amount of such revenue generated by Cheyi BVI, Yinhua, Feipeng BVI, Alliance BVI and their subsidiaries with reasonable estimates.

Segment information for the years as of December 31, 2023 and 2022 is as follows:

	As of December 31,
	2023	2022
Total assets
Trucking services	$68,400,751	$36,461,922
Car owner services	19,447,401	27,053,149
Liquor distribution	1,154,091	-
Total	$89,002,243	$63,515,071

Total Property and equipment, net
Trucking services	$843,984	$1,459,760
Liquor distribution	618,811	-
Total	$1,462,795	$1,459,760

As of December 31, 2023, the balance of goodwill represented an amount of $22,029,753 that arose from acquisition of Alliance BVI in 2023, $5,364,709 that arose from acquisition of Yinhua in March 2022 and $13,715,130 that arose from acquisition of Feipeng BVI in December 2022.